Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 2 Revenue Recognition
Nature of goods and services
The following is a description of principal activities from which UScellular generates its revenues.

Services and products	Nature, timing of satisfaction of performance obligations, and significant payment terms

Wireless services
Wireless service includes voice, messaging and data services. Revenue is recognized in Service revenues as wireless service is provided to the customer. Wireless services generally are billed and paid in advance on a monthly basis.

Wireless devices and accessories	UScellular offers a comprehensive range of wireless devices such as handsets, tablets, mobile hotspots, home phones and routers for use by its customers, as well as accessories. UScellular also sells wireless devices to agents and other third-party distributors for resale. UScellular frequently discounts wireless devices sold to new and current customers. UScellular also offers customers the option to purchase certain devices and accessories under installment contracts over a specified time period. For certain equipment installment plans, after a specified period of time, the customer may have the right to upgrade to a new device. Such upgrades require the customer to enter into an equipment installment contract for the new device, and transfer the existing device to UScellular. UScellular recognizes revenue in Equipment sales revenues when control of the device or accessory is transferred to the customer, agent or third-party distributor, which is generally upon delivery.

Wireless roaming	UScellular receives roaming revenues when other wireless carriers’ customers use UScellular’s wireless systems. UScellular recognizes revenue in Service revenues when the roaming service is provided.

Wireless Eligible Telecommunications Carrier (ETC) Revenues	Telecommunications companies may be designated by states, or in some cases by the FCC, as an ETC to receive support payments from the Universal Service Fund if they provide specified services in “high cost” areas. ETC revenues recognized in the reporting period represent the amounts which UScellular is entitled to receive for such period, as determined and approved in connection with UScellular’s designation as an ETC in various states.

Wireless tower rents	UScellular receives tower rental revenues when another carrier leases tower space on a UScellular owned tower. UScellular recognizes revenue in Service revenues in the period during which the services are provided.
Significant Judgments
As a practical expedient, UScellular groups similar contracts or similar performance obligations together into portfolios of contracts or performance obligations if doing so does not result in a significant difference from accounting for the individual contracts discretely. UScellular applies this grouping method for the following types of transactions: device activation fees, contract acquisition costs, and certain customer promotions. Contract portfolios are recognized over the respective expected customer lives or terms of the contracts.
Services are deemed to be highly interrelated when the method and timing of transfer and performance risk are the same. Highly interrelated services that are determined to not be distinct have been grouped into a single performance obligation. Each month of services promised is a performance obligation. The series of monthly service performance obligations promised over the course of the contract are combined into a single performance obligation for purposes of the allocation.
UScellular has made judgments regarding transaction price, including but not limited to issues relating to variable consideration, time value of money, returns and non-cash consideration. When determined to be significant in the context of the contract, these items are considered in the valuation of transaction price at contract inception or modification, as appropriate.
Multiple Performance Obligations
UScellular sells bundled service and equipment offerings. In these instances, UScellular recognizes its revenue based on the relative standalone selling prices for each distinct service or equipment performance obligation, or bundles thereof. UScellular estimates the standalone selling price of the device or accessory to be its retail price excluding discounts. UScellular estimates the standalone selling price of wireless service to be the price offered to customers on month-to-month contracts.
Incentives
Discounts, incentives, and rebates to agents and end customers that are deemed cash are recognized as a reduction of Operating revenues concurrently with the associated revenue.
From time to time, UScellular may offer certain promotions to incentivize customers to switch to, or to purchase additional services from, UScellular. Under these types of promotions, an eligible customer may receive an incentive in the form of a discount off additional services purchased shown as a credit to the customer’s monthly bill. UScellular accounts for the future discounts as material rights at the time of the initial transaction by allocating and deferring revenue based on the relative proportion of the future discounts in comparison to the aggregate initial purchase. The deferred revenue will be recognized as service revenue in future periods.
Amounts Collected from Customers and Remitted to Governmental Authorities
UScellular records amounts collected from customers and remitted to governmental authorities on a net basis within a liability account if the amount is assessed upon the customer and UScellular merely acts as an agent in collecting the amount on behalf of the imposing governmental authority. If the amount is assessed upon UScellular, then amounts collected from customers are recorded in Service revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $56 million, $53 million and $67 million for 2020, 2019 and 2018, respectively.
Disaggregation of Revenue
In the following table, UScellular's revenues are disaggregated by type of service, which represents the relevant categorization of revenues for UScellular, and timing of recognition. Service revenues are recognized over time and Equipment sales are point in time.

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Revenues from contracts with customers:
Retail service	$2,686	$2,650	$2,623
Inbound roaming	152	174	154
Other service	152	137	135
Service revenues from contracts with customers	2,990	2,961	2,912
Equipment sales	970	987	989
Total revenues from contracts with customers[1]	$3,960	$3,948	$3,901
[1] Revenue line items in this table will not agree to amounts presented in the Consolidated Statement of Operations as the amounts in this table only include revenue resulting from contracts with customers.
Contract Balances
For contracts that involve multiple element service and equipment offerings, the transaction price is allocated to each performance obligation based on its relative standalone selling price. When payment is collected in advance of delivery of goods or services, a contract liability is recorded. A contract asset is recorded when revenue is recognized in advance of UScellular’s right to receive consideration. Once there is an unconditional right to receive the consideration, UScellular bills the customer under the terms of the respective contract and the amounts are recorded as receivables.
UScellular recognizes Equipment sales revenue when the equipment is delivered to the customer and a corresponding contract asset or liability is recorded for the difference between the amount of revenue recognized and the amount billed to the customer in cases where discounts are offered. The contract asset or liability is reduced over the contract term as service is provided and billed to the customer.
The following table provides balances for contract assets from contracts with customers, which are recorded in Other current assets and Other assets and deferred charges in the Consolidated Balance Sheet, and contract liabilities from contracts with customers, which are recorded in Customer deposits and deferred revenues and Other deferred liabilities and credits in the Consolidated Balance Sheet.

December 31,	2020	2019
(Dollars in millions)
Contract assets	$10	$7
Contract liabilities	$171	$154
Revenue recognized related to contract liabilities existing at January 1, 2020 was $134 million for the year ended December 31, 2020.
Transaction price allocated to the remaining performance obligations
The following table includes estimated service revenues expected to be recognized related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. These estimates represent service revenues to be recognized when wireless services are delivered to customers pursuant to service plan contracts and under certain roaming agreements with other carriers. These estimates are based on contracts in place as of December 31, 2020, and may vary from actual results. As practical expedients, revenue related to contracts of less than one year, generally month-to-month contracts, and contracts with a fixed per-unit price and variable quantity, are excluded from these estimates.

Service Revenues
(Dollars in millions)
2021	$240
2022	96
Thereafter	120
Total	$456
Contract Cost Assets
UScellular expects that commission fees paid as a result of obtaining contracts are recoverable and therefore UScellular defers and amortizes these costs. As a practical expedient, costs with an amortization period of one year or less are expensed as incurred. The contract cost asset balance related to commission fees and other costs was $124 million and $133 million at December 31, 2020 and 2019, respectively and was recorded in Other assets and deferred charges in the Consolidated Balance Sheet. Deferred commission fees are amortized based on the timing of transfer of the goods or services to which the assets relate, typically the contract term. Amortization of contract cost assets was $104 million, $109 million and $108 million for the years ended December 31, 2020, 2019 and 2018, respectively, and was included in Selling, general and administrative expenses.